Principal subsidiaries	12 Months Ended
Oct. 31, 2023
Disclosure of subsidiaries [abstract]
Principal subsidiaries

Note 33 Principal subsidiaries

(Millions of Canadian dollars)		As at October 31, 2023
Principal subsidiaries (1)	Principal office address (2)	Carrying value of voting shares owned by the Bank (3)
Royal Bank Holding Inc.	Toronto, Ontario, Canada	$85,823
RBC Direct Investing Inc.	Toronto, Ontario, Canada
RBC Insurance Holdings Inc.	Mississauga, Ontario, Canada
RBC Life Insurance Company	Mississauga, Ontario, Canada
Investment Holdings (Cayman) Limited	George Town, Grand Cayman, Cayman Islands
RBC (Barbados) Funding Ltd.	St. James, Barbados
Capital Funding Alberta Limited	Calgary, Alberta, Canada
RBC Global Asset Management Inc.	Toronto, Ontario, Canada
RBC Investor Services Trust	Toronto, Ontario, Canada
RBC (Barbados) Trading Bank Corporation	St. James, Barbados
RBC US Group Holdings LLC (2)	Toronto, Ontario, Canada	32,278
RBC USA Holdco Corporation (2)	New York, New York, U.S.
RBC Capital Markets, LLC (2)	New York, New York, U.S.
City National Bank (2)	Los Angeles, California, U.S.
RBC Dominion Securities Limited	Toronto, Ontario, Canada	15,290
RBC Dominion Securities Inc.	Toronto, Ontario, Canada
Royal Bank Mortgage Corporation	Toronto, Ontario, Canada	6,277
RBC Europe Limited	London, England	2,977
The Royal Trust Company	Montreal, Quebec, Canada	1,367
Royal Trust Corporation of Canada	Toronto, Ontario, Canada	553

(1)	The Bank directly or indirectly controls each subsidiary.
(2)
Each subsidiary is incorporated or organized under the laws of the state, province or country in which the principal office is situated, except for RBC US Group Holdings LLC and RBC USA Holdco Corporation which are incorporated under the laws of the State of Delaware, U.S., RBC Capital Markets, LLC, which is organized under the laws of the State of Minnesota, U.S., and City National Bank which is a national bank, chartered under the laws of the United States of America.

(3)	The carrying value of voting shares is stated as the Bank’s equity in such investments.
Certain of our subsidiaries, joint ventures and associates are subject to regulatory requirements of the jurisdictions in which they operate. When these subsidiaries, joint ventures and associates are subject to such requirements, they may be restricted from transferring to us our share of their assets in the form of cash dividends, loans or advances. As at October 31, 2023, restricted net assets of these subsidiaries, joint ventures and associates were $50 billion (October 31, 2022 – $44 billion).